RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of General and Administrative Expenses
The amounts disclosed in the table represent the amounts recognized as general and administrative expense in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2025, 2024, and 2023.

	Notes	2025	2024	2023

Salaries		$1,692,002	$1,364,365	$772,793
Cash performance bonus		1,025,582	808,483	576,148
Statutory bonus		64,125	93,017	52,284
One-time cash bonus related to the Business Combination	4	—	226,000	—
Non-executive directors' fees		639,625	660,956	125,329
Non-cash benefits		34,756	36,726	4,783
Share-based payment expense	22	2,078,921	2,060,666	—
Total		$5,535,011	$5,250,213	$1,531,337